11. Recoverable taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 3,424	R$ 2,343
Recoverable taxes, current	679	596	R$ 674
Recoverable taxes, noncurrent	2,745	1,747	R$ 632
State value-added tax on sales and services - ICMS
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	2,335	1,886
Provision for non-realization to ICMS
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	(28)	(369)
Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS)
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	717	424
Social Security Contribution (INSS)
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	328	312
Income tax and Social Contribution
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	52	71
Other
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 20	R$ 19